Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of December 31,
	2023	2024
Accounts receivable	$31,423	$31,744
Allowance for credit loss	(121)	(104)
Accounts receivable, net	$31,302	$31,640

Schedule of Movement of Allowance of Credit Loss

The movement of allowance of credit loss was as follows:

	As of December 31,
	2023	2024
Balance at beginning of the year	$132	$121
Addition in allowance for credit loss	459	120
Write off	(473)	(133)
Foreign currency translation adjustment	3	(4)
Balance at end of the year	$121	$104